UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	1/31/12

Item 1: Schedule of Investments

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Portfolio of Investments (unaudited)

January 31, 2012

No. of Shares		Description	Value
EQUITY SECURITIES-98.1%
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES-95.5%
ARGENTINA-2.3%
ENERGY EQUIPMENT & SERVICES-2.3%
102,000		Tenaris S.A., ADR (cost $4,189,347)	$4,004,520

ASIA-0.1%
VENTURE CAPITAL-0.1%
3,622,118	(a)	TVG Asian Communications Fund II, L.P.(b)(c)(d)(e)(f) (cost $711,954)	83,062

BRAZIL-6.3%
OIL, GAS & CONSUMABLE FUELS-2.7%
228,000		Ultrapar Participacoes S.A.	4,612,981

REAL ESTATE MANAGEMENT & DEVELOPMENT-2.3%
169,000		Multiplan Empreendimentos Imobiliarios S.A.	3,869,047

TRANSPORTATION INFRASTRUCTURE-1.3%
149,000		Wilson Sons Limited, BDR	2,217,262
		Total Brazil (cost $9,612,946)	10,699,290

CHILE-2.3%
DIVERSIFIED TELECOMMUNICATION SERVICES-1.1%
100,132		Empresa Nacional de Telecomunicaciones S.A.	1,833,173

ELECTRIC UTILITIES-1.2%
5,600,000		Enersis S.A.	2,027,665
		Total Chile (cost $3,568,296)	3,860,838

CHINA-8.1%
WIRELESS TELECOMMUNICATION SERVICES-8.1%
1,355,172		China Mobile Limited(d) (cost $11,910,073)	13,849,682

HONG KONG-5.2%
MARINE-1.0%
3,788,000		Pacific Basin Shipping Limited(d)	1,796,029

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.2%
586,000		Hang Lung Group Limited(d)	3,724,993
261,500		Swire Pacific Limited(d)	2,907,921
183,050		Swire Properties Limited(c)(d)	462,626
			7,095,540
		Total Hong Kong (cost $10,251,523)	8,891,569

INDIA-8.6%
CONSTRUCTION MATERIALS-2.1%
145,000		Ultratech Cement Limited(d)	3,567,398

IT SERVICES-1.6%
50,400		Infosys Technologies Limited(d)	2,762,524

WIRELESS TELECOMMUNICATION SERVICES-4.9%
1,135,920		Bharti Airtel Limited(d)	8,382,086
		Total India (cost $16,016,089)	14,712,008

INDONESIA-5.1%
DIVERSIFIED TELECOMMUNICATION SERVICES-3.3%
7,334,954		PT Telekomunikasi Indonesia Tbk(d)	5,591,856

No. of Shares		Description	Value
EQUITY SECURITIES (continued)
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES (continued)
INDONESIA (continued)
WIRELESS TELECOMMUNICATION SERVICES-1.8%
5,206,356		PT Indosat Tbk(d)	$3,150,491
		Total Indonesia (cost $7,886,161)	8,742,347

KENYA-2.4%
WIRELESS TELECOMMUNICATION SERVICES-2.4%
106,089,400		Safaricom Limited(d) (cost $5,804,768)	4,044,457

LATIN AMERICA-0.1%
VENTURE CAPITAL-0.1%
2,286,227	(a)	JP Morgan Latin America Capital Partners, L.P.(b)(c)(d)(e)(f) (cost $666,719)	158,138

MALAYSIA-7.2%
CONSTRUCTION MATERIALS-1.0%
772,000		Lafarge Malayan Cement Bhd(d)	1,692,669

WIRELESS TELECOMMUNICATION SERVICES-6.2%
8,130,000		Digi.Com Bhd(d)	10,576,872
		Total Malaysia (cost $6,923,340)	12,269,541

MEXICO-9.1%
TRANSPORTATION INFRASTRUCTURE-1.0%
114,000		Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	1,707,720

WIRELESS TELECOMMUNICATION SERVICES-8.1%
596,996		América Móvil S.A.B. de C.V., Series L, ADR	13,856,277
		Total Mexico (cost $6,850,393)	15,563,997

MOROCCO-3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES-3.2%
332,000		Maroc Telecom(d) (cost $5,999,978)	5,461,445

PHILIPPINES-1.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.7%
7,000,000		Ayala Land, Inc.(d) (cost $2,563,586)	2,879,698

RUSSIA-4.2%
DIVERSIFIED TELECOMMUNICATION SERVICES-2.0%
328,759		VimpelCom Limited, ADR	3,504,571

WIRELESS TELECOMMUNICATION SERVICES-2.2%
524,000		Mobile Telesystems OJSC(d)	3,677,484
		Total Russia (cost $5,889,821)	7,182,055

SOUTH AFRICA-6.0%
WIRELESS TELECOMMUNICATION SERVICES-6.0%
597,791		MTN Group Limited(d) (cost $8,548,167)	10,187,783

SOUTH KOREA-4.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.3%
12,500		Samsung Electronics Co., Limited(d) (cost $6,432,661)	7,323,148

TAIWAN-8.2%
WIRELESS TELECOMMUNICATION SERVICES-8.2%
4,609,206		Taiwan Mobile Co., Limited(d) (cost $7,915,360)	13,935,446

No. of Shares		Description	Value
EQUITY SECURITIES (continued)
EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN EMERGING COUNTRIES (continued)
THAILAND-7.4%
CONSTRUCTION MATERIALS-1.7%
215,000		Siam Cement PCL(d)	$2,796,922

WIRELESS TELECOMMUNICATION SERVICES-5.7%
1,997,765		Advanced Info Service Public Co., Limited	9,735,760
		Total Thailand (cost $7,716,387)	12,532,682

TURKEY-3.0%
CONSTRUCTION MATERIALS-1.2%
420,000		Cimsa Cimento Sanayi VE Tica(d)	2,020,073

INDUSTRIAL CONGLOMERATES-1.8%
1,137,318		Enka Insaat ve Sanayi AS(d)	3,107,869
		Total Turkey (cost $5,125,788)	5,127,942

GLOBAL-0.7%
VENTURE CAPITAL-0.7%
7,248,829	(a)	Emerging Markets Ventures l, L.P.(b)(c)(d)(e)(f)	482,845
2,400,000	(a)	Telesoft Partners II QP, L.P.(b)(c)(d)(e)	792,696
		Total Global (cost $4,005,168)	1,275,541
		Total Emerging Countries (cost $138,588,525)	162,785,189

EQUITY SECURITIES OF TELECOMMUNICATION AND INFRASTRUCTURE COMPANIES IN DEVELOPED COUNTRIES-2.6%

ISRAEL-2.5%
SOFTWARE-1.3%
39,000		Check Point Software Technologies Limited(c)	2,195,310

VENTURE CAPITAL-1.2%
1,674,587	(a)	BPA Israel Ventures, LLC(b)(c)(d)(e)(f)	450,399
4,000,000	(a)	Concord Ventures Fund II, L.P.(b)(c)(d)(e)	143,860
2,750,000	(a)	Giza GE Venture Fund III, L.P.(b)(c)(d)(e)	520,795
2,000,000	(a)	Concord Fund I Liquidating Main Trust(b)(c)(d)(e)	85,890
708,684	(a)	Neurone Ventures II, L.P.(b)(c)(d)(e)(f)	112,925
2,001,470	(a)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(b)(c)(d)(e)	446,428
1,375,001	(a)	Walden-Israel Ventures III, L.P.(b)(c)(d)(e)	384,615
			2,144,912
		Total Israel (cost $10,928,518)	4,340,222

UNITED STATES-0.1%
VENTURE CAPITAL-0.1%
1,952,000	(a)	Technology Crossover Ventures IV, L.P.(b)(c)(d)(e)(f) (cost $438,625)	130,991
		Total Developed Countries (cost $11,367,143)	4,471,213
		Total Equity Securities-98.1% (cost $149,955,668)	167,256,402

Principal
Amount (000’s)
SHORT-TERM INVESTMENT-2.0%
UNITED KINGDOM-2.0%
$3,367	JPMorgan Chase & Co. London, overnight deposit, 0.03%, 02/01/12 (cost $3,367,000)	3,367,000
	Total Investments-100.1% (cost $153,322,668)	170,623,402
	Liabilities in Excess of Cash and Other Assets-(0.1)%	(102,412)
	Net Assets-100.0%	$170,520,990

(a)	Represents contributed capital.
(b)	Restricted security, not readily marketable.
(c)	Non-income producing security.
(d)

Security was fair valued as of January 31, 2012. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors (the “Board”) under procedures established by the Board.

(e)	Illiquid Security.
(f)	As of January 31, 2012, the aggregate amount of open commitments for the Fund is $2,457,291.

ADR       American Depositary Receipts.

BDR        Brazilian Depositary Receipts.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets.

The Fund values restricted securities at fair value. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund also invests in venture capital private placement securities, which are classified as Level 3 investments. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

For the period ended January 31, 2012, there have been no significant changes to the valuation procedures approved by the Board.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service. For international equity securities traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used (as described above). This fair valuation model takes into account comparisons to the valuation of American Depositary Receipts (ADRs), exchange -traded funds, futures contracts, and certain indices, and these securities are categorized as Level 2.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 01/31/12	Percent of Net Assets	Distributions Received	Open Commitments
BPA Israel Ventures, LLC	10/05/00 - 12/09/05	$1,160,483	$450,399	0.26	$97,293	$625,413
Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,370,238	143,860	0.08	931,294	—
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	2,719,587	482,845	0.28	7,307,818	851,171
Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,812,299	520,795	0.31	724,175	—
JP Morgan Latin America Capital Partners, L.P.	04/10/00 - 03/20/08	666,719	158,138	0.09	2,290,424	502,325
K.T. Concord Venture Fund, L.P.	12/08/97 - 09/29/00	1,260,856	85,890	0.05	1,320,492	—
Neurone Ventures II, L.P.	11/24/00 - 12/21/10	171,317	112,925	0.07	401,833	52,500
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,588,456	446,428	0.26	460,338	—
Technology Crossover Ventures IV, L.P.	03/08/00 - 09/27/10	438,625	130,991	0.08	2,798,791	48,000
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	792,696	0.47	1,109,561	—
TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	711,954	83,062	0.05	3,689,401	377,882
Walden-Israel Ventures III, L.P.	02/23/01 - 10/20/10	845,948	384,615	0.23	1,141,882	—
Total		$15,032,063	$3,792,644	2.23	$22,273,302	$2,457,291

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or Investee Companies such as publicly traded prices, financial statements, capital statements.)

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value. Refer to the Schedule of Investments for a detailed breakout of the security types:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 01/31/2012
Construction Materials	$—	$10,077,062	$—	$10,077,062
Diversified Telecommunication Services	5,337,744	11,053,301	—	16,391,045
Electric Utilities	2,027,665	—	—	2,027,665
Energy Equipment & Services	4,004,520	—	—	4,004,520
Industrial Conglomerates	—	3,107,869	—	3,107,869
IT Services	—	2,762,524	—	2,762,524
Marine	—	1,796,029	—	1,796,029
Oil, Gas & Consumable Fuels	4,612,981	—	—	4,612,981
Real Estate Management & Development	4,331,673	9,512,612	—	13,844,285
Semiconductors & Semiconductor Equipment	—	7,323,148	—	7,323,148
Software	2,195,310	—	—	2,195,310
Transportation Infrastructure	3,924,982	—	—	3,924,982
Venture Capital	—	—	3,792,644	3,792,644
Wireless Telecommunication Services	23,592,037	67,804,301	—	91,396,338
Short-Term Investments	—	3,367,000	—	3,367,000
Total	$50,026,912	$116,803,846	$3,792,644	$170,623,402

*              Mobile Telesystems OJSC with a fair value of $3,677,484 transferred from Level 1 to Level 2 during the period ended January 31, 2012. There were no significant changes to the fair valuation methodologies.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/2011	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/2012
Venture Capital	$4,337,409	$—	$—	$(21,490)	$—	$(523,275)	$—	$—	$3,792,644
Total	$4,337,409	$—	$—	$(21,490)	$—	$(523,275)	$—	$—	$3,792,644

Change in unrealized appreciation/depreciation relating to investments still held at January 31, 2012 is $(21,490).

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., (“BBH & Co.”) the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)            market value of investment securities, other assets and liabilities at the valuation date rate of exchange; and

(II)           purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2012

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Tax Cost:

At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $149,955,668, $35,885,017, $(18,584,283) and $17,300,734, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

(g) Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the report as of January 31, 2012.

Effective March 1, 2012, Aberdeen PLC is merging a number of its companies (the “Merging Companies”), including AAMISL, into Aberdeen Asset Managers Limited (“AAML”). The merger will be achieved by transferring all the assets and liabilities of the Merging Companies to AAML, a Scottish company that is authorized and regulated in the UK by the Financial Services Authority and acts as the Group’s main operating company in the United Kingdom. AAML will continue to conduct the businesses of the Merging Companies as their successor and will have all necessary regulatory licenses, authorizations and permissions in order to carry on the business of the Merging Companies, including registration with the U.S. Securities and Exchange Commission. There will be no change to the portfolio management team or the level or nature of the services provided to the Fund and the same resources available to AAMISL for the management and compliance oversight of the Fund will be available to AAML. Counsel to the Fund has provided a legal opinion confirming that the transaction will not be deemed an assignment under the U.S. Investment Company Act of 1940, as amended.

Item 2: Controls and Procedures

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified by the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: March 28, 2012

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Date: March 28, 2012